Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$245,129,941.09	0.5687470	$214,176,669.04	0.4969296	$30,953,272.05
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$514,289,941.09	0.3421392	$483,336,669.04	0.3215471	$30,953,272.05

Weighted Avg. Coupon (WAC)	3.47%		3.48%
Weighted Avg. Remaining Maturity (WARM)	33.90		33.08
Pool Receivables Balance	$546,485,276.32		$514,929,499.06
Remaining Number of Receivables	51,720		50,421

Adjusted Pool Balance	$537,007,917.08		$506,054,645.03

III. COLLECTIONS

Principal:
Principal Collections	$30,698,987.96
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$419,619.95
Total Principal Collections	$31,118,607.91

Interest:
Interest Collections	$1,593,175.35
Late Fees & Other Charges	$59,296.76
Interest on Repurchase Principal	$-
Total Interest Collections	$1,652,472.11

Collection Account Interest	$1,982.50
Reserve Account Interest	$274.38
Servicer Advances	$-

Total Collections	$32,773,336.90

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$32,773,336.90
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,773,336.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$455,404.40		$455,404.40	$455,404.40
Collection Account Interest					$1,982.50
Late Fees & Other Charges					$59,296.76
Total due to Servicer					$516,683.66

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$145,035.22		$145,035.22
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$286,174.30		$286,174.30	$286,174.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$31,810,418.77

9. Regular Principal Distribution Amount:					$30,953,272.05

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$30,953,272.05
Class A-4 Notes		$-
Class A Notes Total:	$30,953,272.05	$30,953,272.05
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$30,953,272.05	$30,953,272.05

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			857,146.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,477,359.24
Beginning Period Amount	$9,477,359.24
Current Period Amortization	$602,505.21
Ending Period Required Amount	$8,874,854.03
Ending Period Amount	$8,874,854.03
Next Distribution Date Required Amount	$8,299,481.81

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.23%	4.49%	4.49%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.46%	49,645	97.84%	$503,805,724.08
30 - 60 Days	1.21%	609	1.70%	$8,772,718.62
61 - 90 Days	0.27%	136	0.37%	$1,885,659.40
91 + Days	0.06%	31	0.09%	$465,396.96
		50,421		$514,929,499.06
Total
Delinquent Receivables 61 + days past due	0.33%	167	0.46%	$2,351,056.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	163	0.44%	$2,405,734.79
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	156	0.40%	$2,318,155.07
Three-Month Average Delinquency Ratio	0.31%		0.43%

Repossession in Current Period		38		$539,490.88
Repossession Inventory		86		$344,723.12

Charge-Offs
Gross Principal of Charge-Off for Current Period				$856,789.30
Recoveries				$(419,619.95)
Net Charge-offs for Current Period				$437,169.35

Beginning Pool Balance for Current Period				$546,485,276.32

Net Loss Ratio				0.96%
Net Loss Ratio for 1st Preceding Collection Period				0.14%
Net Loss Ratio for 2nd Preceding Collection Period				0.33%
Three-Month Average Net Loss Ratio for Current Period				0.48%

Cumulative Net Losses for All Periods				$12,815,682.02
Cumulative Net Losses as a % of Initial Pool Balance				0.83%

Principal Balance of Extensions				$2,335,668.65
Number of Extensions				155